Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of liabilities that are measured at fair value on a recurring basis

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2016 and 2015, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,
Description	Level	2016	2015
Liabilities:
Placement Right Derivative Liability	3	$-	$1,130,000

Schedule of placement right liability

The placement right liability was valued using the Black-Scholes option pricing model and the following assumptions on the following dates:

	July 1, 2016	December 31, 2015
Exercise price	$1.20	$1.20
Stock price	$0.90	$1.11
Expected life	0 years	0.18-0.93 years
Risk-free interest rate	0.26%	0.02%-0.25%
Dividend yield	0.00%	0.00%
Volatility	1%	59%

Schedule of derivative liability

The following table reflects the change in fair value of the Company’s derivative liability for the year ended December 31, 2016:

Balance – January 1, 2015	$1,130,000
Change in fair value of placement right liability	370,000
Elimination of placement right liability	(1,500,000)
Balance – December 31, 2016	$-